Note 11 - Notes Payable (Details) - The Future Minimum Principal Payments of Notes Payable are as Follows (USD $)	Dec. 31, 2013
The Future Minimum Principal Payments of Notes Payable are as Follows [Abstract]
2014	$ 910,612
2015	196,228
2016	196,968
2017	176,940
2018	289,836
Thereafter	2,263,645
Total	$ 4,034,229